Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2021
Loans
19 Loans
The Group’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions, and governments and public institutions.
For financial reporting purposes, the carrying values of loans and related allowance for credit losses are presented in accordance with US GAAP and are not comparable with the regulatory credit risk exposures presented in our disclosures required under Pillar 3 of the Basel framework.
Loans
end of	2021	2020
Loans (CHF million)
Mortgages [1]	110,533	109,067
Loans collateralized by securities [1]	51,253	51,028
Consumer finance [1]	5,075	4,437
Consumer	166,861	164,532
Real estate	28,529	29,045
Commercial and industrial loans	69,129	74,097
Financial institutions [1]	25,222	22,487
Governments and public institutions	3,323	3,378
Corporate & institutional	126,203	129,007
Gross loans	293,064	293,539
of which held at amortized cost	282,821	282,131
of which held at fair value	10,243	11,408
Net (unearned income)/deferred expenses	(81)	(95)
Allowance for credit losses	(1,297)	(1,536)
Net loans	291,686	291,908
Gross loans by location
Switzerland	167,957	168,589
Foreign	125,107	124,950
Gross loans	293,064	293,539
Impaired loans
Non-performing loans	1,666	1,666
Non-interest-earning loans	298	375
Non-accrual loans	1,964	2,041
Restructured loans	367	313
Potential problem loans	436	843
Other impaired loans	803	1,156
Gross impaired loans [2]	2,767	3,197
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

2
As of December 31, 2021 and 2020, CHF 130 million and CHF 180 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

In accordance with Group policies, impaired loans include non-accrual loans, comprised of non-performing loans and non-interest-earning loans, as well as restructured loans and potential problem loans.
> Refer to “Loans” in Note 1 – Summary of significant accounting policies for further information on loans and categories of impaired loans.
> Refer to “Note 20 – Financial instruments measured at amortized cost and credit losses” for further information on loans held at amortized cost.

Bank
Loans
18 Loans
> Refer to “Note 19 – Loans” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Loans
end of	2021	2020
Loans (CHF million)
Mortgages [1]	110,533	109,067
Loans collateralized by securities [1]	51,253	51,028
Consumer finance [1]	5,075	4,437
Consumer	166,861	164,532
Real estate	28,529	29,045
Commercial and industrial loans	69,756	74,700
Financial institutions [1]	33,266	30,316
Governments and public institutions	3,323	3,378
Corporate & institutional	134,874	137,439
Gross loans	301,735	301,971
of which held at amortized cost	291,492	290,563
of which held at fair value	10,243	11,408
Net (unearned income)/deferred expenses	(81)	(95)
Allowance for credit losses	(1,296)	(1,535)
Net loans	300,358	300,341
Gross loans by location
Switzerland	175,903	176,312
Foreign	125,832	125,659
Gross loans	301,735	301,971
Impaired loans
Non-performing loans	1,666	1,666
Non-interest-earning loans	286	363
Non-accrual loans	1,952	2,029
Restructured loans	367	313
Potential problem loans	436	843
Other impaired loans	803	1,156
Gross impaired loans [2]	2,755	3,185
1
Certain consumer loans have been reclassified to corporate & institutional loans following the application of a look-through approach with regard to beneficial owners. The prior period has been reclassified to conform to the current presentation.

2
As of December 31, 2021 and 2020, CHF 130 million and CHF 180 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

> Refer to “Loans” in Note 1 – Summary of significant accounting policies in VI – Consolidated financial statements – Credit Suisse Group for further information on categories of impaired loans.
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” for further information on loans held at amortized cost.